Note 23 - Other liabilities - Plan Assets (Details) - Post-employment benefits - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Funded
Disclosure of defined benefit plans [line items]
At the beginning of the year		$ (102,653)
At the end of the year		$ (18,524)	$ (102,653)
Equity instruments		0.00%	3.00%
Debt instruments		66.00%	60.00%
Others	[1]	34.00%	37.00%
Fair value of funded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
At the beginning of the year		$ (102,653)	$ (134,052)
Translation differences		(4,070)	7,047
Return on plan assets		(4,406)	(6,010)
Remeasurements		1,255	(302)
Contributions paid to the plan		(3,809)	(1,269)
Benefits paid		6,198	8,300
Other	[2]	88,961	23,633	[3]
At the end of the year		$ (18,524)	$ (102,653)

[1]	For the years 2025 and 2024, includes assets held by insurance companies.
[2]	For the year 2025, includes mainly pension plan terminations in the United States and Canada, including cash received from surplus assets in Canada.For the year 2024, includes mainly pension plan terminations in Canada.
[3]	For the year 2024, includes mainly pension plan terminations in Canada.